Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Schedule of Amounts Charged by Maritime Included in the Accompanying Consolidated Statements of Comprehensive Loss

The following amounts were charged by Maritime pursuant to the head management and ship-management agreements with the Company, and are included in the accompanying consolidated statements of comprehensive loss:

	Year Ended December 31,
	2018	2019	2020
Included in Voyage related costs and commissions
Charter hire commissions	$354	$351	$276

Included in Management fees, related parties
Ship-management Fees	720	724	637

Included in General and administrative expenses
Administration Fees	1,618	1,628	1,632

Total	$2,692	$2,703	$2,545